Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

	Year Ended March 31,
	2025	2024
North America	$65,486	$56,958
Asia Pacific and Other	4,712	15,551
Total revenue	$70,198	$72,509